Employee Benefit Plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Component of net periodic pension expense
Service cost	$ 0.7	$ 4.3	$ 0.4	$ 4.3
Interest cost	12.8	12.7	1.1	13.4
Expected return on plan assets	(15.6)	(13.5)	(1.2)	(14.7)
Amortization of prior service cost				0.3
Amortization of unrecognized loss	0.5		0.2	0.6
Curtailment and settlement losses recognized	1.3	0.2		0.6
Net periodic pension benefit cost	$ (0.3)	$ 3.7	$ 0.5	$ 4.5